Provisions for other liabilities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Tax, labor, civil, administrative and other proceedings
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 21.0	$ 18.2